N-2	May 22, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001528437
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Municipal 2030 Target Term Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	64,574,391	[1]
BlackRock Core Bond Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001160864
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Core Bond Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	54,168,168
BlackRock Corporate High Yield Fund, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0001222401
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Corporate High Yield Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	158,286,387
BlackRock Debt Strategies Fund, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0001051003
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Debt Strategies Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	54,569,152
BlackRock Enhanced Equity Dividend Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001332283
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Enhanced Equity Dividend Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	176,944,689
BlackRock Floating Rate Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001287480
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Floating Rate Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	26,998,399
BlackRock Health Sciences Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001314966
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Health Sciences Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	12,924,103
BlackRock Income Trust, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0000832327
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Income Trust, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	24,291,714
BlackRock Investment Quality Municipal Trust, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0000894242
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Investment Quality Municipal Trust, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	17,205,846	[1]
BlackRock Limited Duration Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001616678
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Limited Duration Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	38,232,527
BlackRock MultiSector Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001562818
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Multi-Sector Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	41,838,470
BlackRock Municipal Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001137393
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Municipal Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	43,854,836	[1]
BlackRock Municipal Income Trust II [Member]
Cover [Abstract]
Entity Central Index Key	0001176194
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Municipal Income Trust II
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	47,727,056	[1]
BlackRock Science and Technology Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001233681
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Science and Technology Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	34,720,019
BlackRock Utilities, Infrastructure Power Opportunities Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001528988
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Utilities, Infrastructure & Power Opportunities Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	22,706,449

[1]	Denotes a Preferred Fund.